Income Taxes - Summary of Operating Loss Carryforwards (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Research tax credits—Federal
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 421,880	$ 326,551
NOL carryforwards—Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,887,383	8,030,123
NOL carryforwards—State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,887,383	8,030,123
Local
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 13,926,879	$ 15,399,777